SCHEDULE OF CONVERTIBLE DEBENTURES (Details)	3 Months Ended
	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Apr. 28, 2023 USD ($)
Short-Term Debt [Line Items]
Principal Amount		$ 38,291	$ 52,454	$ 209,497
Interest rate	10.00%	6.00%	6.00%
Debt Instrument, Maturity Date	Sep. 12, 2024
Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal Amount	$ 1,365,000
Senior Secured Convertible Debenture [Member] | July 12, 2024 [Member]
Short-Term Debt [Line Items]
Principal Amount	$ 500,000
Interest rate	10.00%
Debt Instrument, Maturity Date	Jul. 12, 2024
Extended Maturity Date	Sep. 12, 2024
Senior Secured Convertible Debenture [Member] | September 12, 2024 [Member]
Short-Term Debt [Line Items]
Principal Amount	$ 865,000
Interest rate	10.00%
Debt Instrument, Maturity Date	Sep. 12, 2024